ISSUANCE OF SENIOR NOTES	0 Months Ended
Jun. 30, 2011
Issuance Of Senior Notes [Abstract]
Senior Notes and Loans

NOTE 3 – Issuance of senior notes:

In March 2011, a finance subsidiary of the Company issued an aggregate of $750 million principal amount of senior notes as described in the table below. All such notes are guaranteed by Teva.

	Annual	Principal
Issuer	interest rate	amount issued	Due
	%	(U.S. $ in millions)

Teva Pharmaceutical Finance III, B.V.	LIBOR plus 0.5	$500	March 2014

Teva Pharmaceutical Finance III, B.V. *	1.70	$250	March 2014

* In March 2011, the Company entered into interest rate swap agreements with respect to these notes (see note 11).